Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Financials Fund - Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Financials Fund - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,867
Fidelity Advisor Financials Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Financials Fund - Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Financials Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750